SHARE BASED COMPENSATION, Allocated Compensation expense (10K) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 69,838	$ 22,383	$ 145,186	$ 46,923	$ 149,170	$ 80,939
Stock Options [Member] | Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	18,819	5,365	37,431	10,672	35,861	16,863
Stock Options [Member] | Selling, General and Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 51,019	$ 17,018	$ 107,755	$ 36,251	113,309	64,076
Restricted Stock [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense					0	991
Restricted Stock [Member] | Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense					0	444
Restricted Stock [Member] | Selling, General and Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense					$ 0	$ 547